UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-09397

                                       The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                      Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                              Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Utilities Fund Third Quarter Report — September 30, 2014

To Our Shareholders,

For the quarter ended September 30, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Utilities Fund decreased 5.5% compared with a decrease of 4.0% for the Standard & Poor’s (“S&P”) 500 Utilities Index. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2014.

Comparative Results

Average Annual Returns through September 30, 2014 (a) (Unaudited)					Since Inception (8/31/99)
	Quarter	1 Year	5 Year	10 Year
Class AAA (GABUX)	(5.52)%	9.34%	10.58%	8.49%	8.02%
S&P 500 Utilities Index	(3.96)	17.13	12.13	9.54	5.99
S&P 500 Index	1.13	19.73	15.70	8.11	4.65
Lipper Utility Fund Average	(4.11)	16.85	13.74	10.54	6.73
Class A (GAUAX)	(5.47)	9.44	10.57	8.51	8.04
With sales charge (b)	(10.90)	3.15	9.27	7.87	7.62
Class C (GAUCX)	(5.69)	8.69	9.74	7.71	7.41
With contingent deferred sales charge (c)	(6.63)	7.69	9.74	7.71	7.41
Class I (GAUIX)	(5.57)	9.52	10.81	8.65	8.12

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.37%, 1.37%, 2.12%, and 1.12%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2002. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The value of utility stocks generally changes as long term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Utilities Fund

Schedule of Investments — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 87.6%
	ENERGY AND UTILITIES — 61.0%
	Alternative Energy — 0.2%
300,000	Algonquin Power & Utilities Corp.	$2,370,642
80,000	Algonquin Power & Utilities Corp.(a)	632,171
35,500	NextEra Energy Partners LP†	1,231,495
26,000	Ormat Industries Ltd.	183,054
65,000	Ormat Technologies Inc.	1,707,550

		6,124,912

	Electric Integrated — 29.9%
343,000	ALLETE Inc.	15,225,770
100,000	Alliant Energy Corp.	5,541,000
708,000	Ameren Corp.	27,137,640
20,000	American DG Energy Inc.†	23,000
1,050,000	American Electric Power Co. Inc.	54,820,500
7,000	Atlantic Power Corp.†	16,751
250,000	Avista Corp.	7,632,500
800,000	Black Hills Corp.	38,304,000
16,000	Calpine Corp.†	347,200
746,524	Cleco Corp.	35,945,131
60,000	CMS Energy Corp.	1,779,600
240,000	Dominion Resources Inc.	16,581,600
5,000	DTE Energy Co.	380,400
485,000	Duke Energy Corp.	36,263,450
1,160,000	Edison International	64,867,200
820,000	El Paso Electric Co.	29,971,000
1,400	Entergy Corp.	108,262
935,000	Exelon Corp.	31,874,150
625,000	FirstEnergy Corp.	20,981,250
115,000	Fortis Inc.	3,554,891
1,540,000	Great Plains Energy Inc.	37,221,800
1,120,000	Hawaiian Electric Industries Inc.	29,736,000
42,000	IDACORP Inc.	2,251,620
500,000	Integrys Energy Group Inc.	32,410,000
100,000	ITC Holdings Corp.	3,563,000
341,000	MGE Energy Inc.	12,705,660
1,085,000	NextEra Energy Inc.	101,859,800
250,000	NiSource Inc.	10,245,000
814,000	NorthWestern Corp.	36,923,040
805,000	OGE Energy Corp.	29,873,550
800,000	Otter Tail Corp.	21,336,000
153,000	Pepco Holdings Inc.	4,094,280
120,000	PG&E Corp.	5,404,800
355,000	Pinnacle West Capital Corp.	19,397,200
1,644,686	PNM Resources Inc.	40,969,128
580,000	PPL Corp.	19,047,200
200,000	Public Service Enterprise Group Inc.	7,448,000
685,000	SCANA Corp.	33,982,850
1,074,000	TECO Energy Inc.	18,666,120
440,000	The Empire District Electric Co.	10,626,000
560,000	The Southern Co.	24,444,000
39,000	Unitil Corp.	1,212,510

Shares		Market Value
535,000	Vectren Corp.	$21,346,500
980,000	Westar Energy Inc.	33,437,600
712,000	Wisconsin Energy Corp.	30,616,000
390,000	Xcel Energy Inc.	11,856,000

		992,028,953

	Electric Transmission and Distribution — 2.5%
500,000	Consolidated Edison Inc.	28,330,000
1,070,000	Northeast Utilities	47,401,000
259,000	UIL Holdings Corp.	9,168,600

		84,899,600

	Global Utilities — 2.4%
11,000	AES Tiete SA, Preference	94,867
32,000	Chubu Electric Power Co. Inc.†	367,340
35,000	E.ON SE	640,780
12,004	EDF SA	393,750
5,000	EDP - Energias de Portugal SA, ADR	217,250
200,000	Electric Power Development Co. Ltd.	6,537,497
14,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference	48,273
190,000	Emera Inc.	5,942,855
35,000	Enagas SA	1,128,604
210,000	Endesa SA	8,298,094
260,000	Enel SpA	1,379,915
2,000	EuroSite Power Inc.†	1,200
500,000	Hera SpA	1,323,684
70,000	Hokkaido Electric Power Co. Inc.†	568,042
40,000	Hokuriku Electric Power Co.	525,553
185,000	Huaneng Power International Inc., ADR	8,077,100
67,000	Iberdrola SA, ADR	1,920,890
50,192	Iberdrola SA, London†	359,452
205,080	Iberdrola SA, Madrid	1,468,687
405,000	Korea Electric Power Corp., ADR	9,088,200
100,000	Kyushu Electric Power Co. Inc.†	1,077,730
17,000	National Grid plc, ADR	1,221,960
6,000	Niko Resources Ltd.†	4,179
6,000	Noble Energy Inc.	410,160
98,000	Red Electrica Corporacion SA	8,486,327
28,000	Shikoku Electric Power Co. Inc.†	358,951
2,000	Snam SpA	11,064
215,000	Statoil ASA	5,862,952
765,000	Talisman Energy Inc.	6,617,250
28,000	The Chugoku Electric Power Co. Inc.	358,951
340,000	The Kansai Electric Power Co. Inc.†	3,213,221
55,000	The Tokyo Electric Power Co. Inc.†	192,569
185,000	Tohoku Electric Power Co. Inc.	2,101,755

		78,299,102

	Merchant Energy — 1.8%
40,000	GenOn Energy Inc. - Old, Escrow†	0
15,000	GenOn Energy Inc., Escrow†	0
214,000	NRG Energy Inc.	6,522,720

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Merchant Energy (Continued)
3,700,000	The AES Corp.	$52,466,000

		58,988,720

	Natural Gas Integrated — 11.9%
50,000	Apache Corp.	4,693,500
20,000	Atlas Energy LP	880,000
67,000	Devon Energy Corp.	4,568,060
2,000	Diamondback Energy Inc.†	149,560
21,000	Energen Corp.	1,517,040
1,370,000	Energy Transfer Equity LP	84,515,300
22,094	Energy Transfer Partners LP	1,413,795
150,000	Hess Corp.	14,148,000
765,000	Kinder Morgan Inc.	29,330,100
2,268,000	National Fuel Gas Co.	158,737,320
505,000	Northwest Natural Gas Co.	21,336,250
566,000	ONEOK Inc.	37,101,300
605,000	Spectra Energy Corp.	23,752,300
375,000	UGI Corp.	12,783,750

		394,926,275

	Natural Gas Utilities — 4.7%
126,000	AGL Resources Inc.	6,468,840
90,000	Atmos Energy Corp.	4,293,000
90,000	CenterPoint Energy Inc.	2,202,300
58,500	Chesapeake Utilities Corp.	2,437,110
1,200,000	CONSOL Energy Inc.	45,432,000
325,032	Corning Natural Gas Holding Co.(b)	6,988,188
161,618	Delta Natural Gas Co. Inc.	3,195,188
60,000	Gulf Coast Ultra Deep Royalty Trust†	120,000
7,000	New Jersey Resources Corp.	353,570
145,000	ONE Gas Inc.	4,966,250
72,000	Piedmont Natural Gas Co. Inc.	2,414,160
48,000	Questar Corp.	1,069,920
44,000	RGC Resources Inc.	875,600
70,000	South Jersey Industries Inc.	3,735,200
1,155,000	Southwest Gas Corp.	56,109,900
270,000	The Laclede Group Inc.	12,528,000
96,000	WGL Holdings Inc.	4,043,520

		157,232,746

	Natural Resources — 2.1%
14,000	Alliance Holdings GP LP	955,360
74,000	Anadarko Petroleum Corp.	7,506,560
365,000	BP plc, ADR	16,041,750
450,000	Cameco Corp.	7,947,000
10,000	Compania de Minas Buenaventura SA, ADR	115,800
705,000	Mueller Industries Inc.	20,120,700
22,000	Occidental Petroleum Corp.	2,115,300
950,000	Peabody Energy Corp.	11,761,000
225,000	Tullow Oil plc	2,350,856

Shares		Market Value
5,000	Ultra Petroleum Corp.†	$116,300
7,000	Unit Corp.†	410,550

		69,441,176

	Services — 1.6%
300,000	ABB Ltd., ADR	6,723,000
29,000	Areva SA†	442,108
20,000	Halliburton Co.	1,290,200
35,000	MDU Resources Group Inc.	973,350
59,000	Patterson-UTI Energy Inc.	1,919,270
100,000	Rowan Companies plc, Cl. A	2,531,000
12,000	Tenaris SA, ADR	546,600
1,805,000	Weatherford International plc†	37,544,000

		51,969,528

	Water — 1.8%
8,000	American States Water Co.	243,360
122,000	American Water Works Co. Inc.	5,884,060
560,000	Aqua America Inc.	13,176,800
5,000	California Water Service Group	112,200
10,500	Connecticut Water Service Inc.	341,250
15,000	Consolidated Water Co. Ltd.	175,200
20,000	Middlesex Water Co.	392,000
990,000	Severn Trent plc	30,124,510
291,034	SJW Corp.	7,820,084
89,000	The York Water Co.	1,780,000
44,000	United Utilities Group plc, ADR	1,148,400

		61,197,864

	Diversified Industrial — 2.0%
33,000	AZZ Inc.	1,378,410
40,000	Dresser-Rand Group Inc.†	3,290,400
1,890,000	General Electric Co.	48,421,800
360,000	Mueller Water Products Inc., Cl. A	2,980,800
22,500	Park-Ohio Holdings Corp.	1,076,850
235,000	Tyco International Ltd.	10,473,950

		67,622,210

	Environmental Services — 0.1%
20,000	Covanta Holding Corp.	424,400
91,991	Veolia Environnement SA	1,624,334

		2,048,734

	TOTAL ENERGY AND UTILITIES	2,024,779,820

	COMMUNICATIONS — 19.5%
	Cable and Satellite — 7.1%
2,000,000	British Sky Broadcasting Group plc	28,596,910
2,665,500	Cablevision Systems Corp., Cl. A	46,672,905
40,000	Charter Communications Inc., Cl. A†	6,054,800
25,000	Cogeco Cable Inc.	1,277,512
70,000	Cogeco Inc.	3,393,901
76,000	Comcast Corp., Cl. A	4,087,280
750,000	Comcast Corp., Cl. A, Special	40,125,000

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Cable and Satellite (Continued)
60,000	DIRECTV†	$5,191,200
618,000	DISH Network Corp., Cl. A†	39,910,440
336,000	EchoStar Corp., Cl. A†	16,383,360
172,000	Liberty Global plc, Cl. A†	7,316,880
172,000	Liberty Global plc, Cl. C†	7,054,580
85,000	Rogers Communications Inc., Cl. B	3,180,700
12,000	Shaw Communications Inc., Cl. B	293,640
1,500,000	Sky Deutschland AG†	12,748,664
95,000	Time Warner Cable Inc.	13,631,550
50,000	Tokyo Broadcasting System Holdings Inc.	557,101

		236,476,423

	Computer Services Software and Systems — 0.1%
330,026	Internap Network Services Corp.†	2,277,179

	Telecommunications — 9.8%
840,000	AT&T Inc.	29,601,600
140,000	Atlantic Tele-Network Inc.	7,546,000
640,000	BCE Inc., New York	27,366,400
11,793	BCE Inc., Toronto	504,279
160,000	Belgacom SA	5,569,575
26,700,000	Cable & Wireless Communications plc	20,300,401
300,000	CenturyLink Inc.	12,267,000
3,800,000	Cincinnati Bell Inc.†	12,806,000
35,000	Deutsche Telekom AG	530,484
790,000	Deutsche Telekom AG, ADR	11,944,800
360,000	Global Telecom Holding, GDR†	1,181,160
25,000	Jazztel plc†	404,810
1,440,000	Koninklijke KPN NV†	4,614,300
18,000	Koninklijke KPN NV, ADR†	58,230
190,000	Level 3 Communications Inc.†	8,688,700
100,000	Loral Space & Communications Inc.†	7,181,000
2,200	Mobistar SA†	41,097
153,000	Nippon Telegraph & Telephone Corp.	9,515,505
330,000	Orascom Telecom Media and Technology Holding SAE, GDR†(a)	264,000
75,877	Philippine Long Distance Telephone Co., ADR	5,233,995
345,000	Portugal Telecom SGPS SA	725,967
345,000	Portugal Telecom SGPS SA, ADR	721,050
2,000	PT Indosat Tbk†	625
1,000	Shenandoah Telecommunications Co.	24,810
2,300,000	Singapore Telecommunications Ltd.	6,851,141
650,000	Sprint Corp.†	4,121,000
124,000	Swisscom AG, ADR	7,055,600
8,000	Tele2 AB, Cl. B	96,619
180,000	Telecom Italia SpA, ADR†	2,059,200
232,500	Telefonica Brasil SA, ADR	4,575,600
53,000	Telefonica Deutschland Holding AG	277,140
570,000	Telefonica SA, ADR	8,760,900
450,000	Telekom Austria AG	4,055,360

Shares		Market Value
455,000	Telenet Group Holding NV†	$26,148,434
552,000	Telephone & Data Systems Inc.	13,225,920
35,200	Telio Holding ASA	235,589
500,967	tw telecom inc.†	20,845,237
1,070,000	Verizon Communications Inc.	53,489,300
600,000	VimpelCom Ltd., ADR	4,332,000
40,000	Ziggo NV	1,873,871

		325,094,699

	Wireless Communications — 2.5%
60,000	America Movil SAB de CV, Cl. L, ADR	1,512,000
70,000	China Mobile Ltd., ADR	4,112,500
60,000	China Unicom Hong Kong Ltd., ADR	901,800
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	80
70,000	Millicom International Cellular SA	5,604,900
246,000	Millicom International Cellular SA, SDR	19,755,682
6,500	Mobile TeleSystems OJSC, ADR	97,110
350,000	NII Holdings Inc.†	19,250
465,000	NTT DoCoMo Inc.	7,760,953
140,000	SK Telecom Co. Ltd., ADR	4,247,600
400	SmarTone Telecommunications Holdings Ltd.	559
34,012	Tim Participacoes SA, ADR	891,114
480,000	Turkcell Iletisim Hizmetleri A/S, ADR†	6,307,200
361,000	United States Cellular Corp.†	12,808,280
600,000	Vodafone Group plc, ADR	19,734,000

		83,753,028

	TOTAL COMMUNICATIONS	647,601,329

	OTHER — 7.1%
	Aerospace — 1.2%
320,000	Exelis Inc.	5,292,800
2,300,000	Rolls-Royce Holdings plc	35,962,559

		41,255,359

	Aviation: Parts and Services — 0.1%
34,000	Curtiss-Wright Corp.	2,241,280

	Building and Construction — 0.0%
15,000	Acciona SA†	1,122,731

	Business Services — 0.8%
1,400,015	Clear Channel Outdoor Holdings Inc., Cl. A	9,436,101
100,000	Concur Technologies Inc.†	12,682,000
40,000	Macquarie Infrastructure Co. LLC	2,668,000
10,000	McGrath RentCorp	342,000
17,778	Vectrus Inc.†	347,200

		25,475,301

	Computer Software and Services — 0.1%
725,000	EarthLink Holdings Corp.	2,479,500

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Consumer Services — 0.1%
45,000	The ADT Corp.	$1,595,700

	Diversified Industrial — 0.4%
1,000	Alstom SA†	34,204
27,000	Bouygues SA	875,242
20,000	Donaldson Co. Inc.	812,600
120,000	ITT Corp.	5,392,800
11,000	Pentair plc	720,390
15,000	Raven Industries Inc.	366,000
15,000	Svenska Cellulosa AB, Cl. A	358,162
138,000	Twin Disc Inc.	3,720,480

		12,279,878

	Electronics — 0.7%
240,000	Corning Inc.	4,641,600
880,000	Sony Corp., ADR	15,875,200
50,000	Texas Instruments Inc.	2,384,500

		22,901,300

	Entertainment — 1.6%
600,000	Grupo Televisa SAB, ADR	20,328,000
1,410,000	Vivendi SA	34,051,002

		54,379,002

	Financial Services — 0.3%
171,000	Kinnevik Investment AB, Cl. A	6,175,527
80,000	Kinnevik Investment AB, Cl. B	2,890,244
25,000	W. R. Berkley Corp.	1,195,000

		10,260,771

	Health Care — 0.0%
12,000	Tsumura & Co.	267,736

	Machinery — 0.7%
85,007	Astec Industries Inc.	3,100,205
1,000	Flowserve Corp.	70,520
86,128	The Gorman-Rupp Co.	2,587,285
500,000	Xylem Inc.	17,745,000

		23,503,010

	Metals and Mining — 0.4%
300,000	Freeport-McMoRan Inc.	9,795,000
51,141	Haynes International Inc.	2,351,975
55,000	Materion Corp.	1,686,850
16,000	Vulcan Materials Co.	963,680

		14,797,505

	Transportation — 0.7%
387,200	GATX Corp.	22,600,864

Shares		Market Value
30,014	Providence and Worcester Railroad Co.	$524,945

		23,125,809

	TOTAL OTHER	235,684,882

	TOTAL COMMON STOCKS	2,908,066,031

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
22,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,053,140

	WARRANTS — 0.2%
	ENERGY AND UTILITIES — 0.2%
	Natural Gas Integrated — 0.2%
1,400,000	Kinder Morgan Inc., expire 05/25/17†	5,096,000

	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
80,000	Bharti Airtel Ltd., expire 08/04/16†(a)	524,892

	TOTAL WARRANTS	5,620,892

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 12.2%
$405,462,000	U.S. Treasury Bills, 0.000% to 0.060%††, 10/16/14 to 03/26/15	405,438,345

	TOTAL INVESTMENTS — 100.0% (Cost $2,568,159,239)	$3,320,178,408

	Aggregate tax cost	$2,579,718,734

	Gross unrealized appreciation	$811,461,226
	Gross unrealized depreciation	(71,001,552)

	Net unrealized appreciation/depreciation	$740,459,674

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the market value of Rule 144A securities amounted to $1,421,063 or 0.04% of total investments.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Merchant Energy	$58,988,720	—	$0	$58,988,720
Other Industries (a)	1,965,791,100	—	—	1,965,791,100
COMMUNICATIONS (a)	647,601,329	—	—	647,601,329
OTHER (a)	235,684,882	—	—	235,684,882
Total Common Stocks	2,908,066,031	—	0	2,908,066,031
Convertible Preferred Stocks (a)	1,053,140	—	—	1,053,140
Warrants (a)	5,096,000	$524,892	—	5,620,892
U.S. Government Obligations	—	405,438,345	—	405,438,345
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,914,215,171	$405,963,237	$0	$3,320,178,408

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At September 30, 2014, the Fund held no investments in equity contract for difference swap agreements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited) (Continued)

date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2014, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

Monthly Distributions - $0.07 per share

The Gabelli Utilities Fund has a $0.07 per share monthly distribution policy. For more specific dividend and tax information, please visit our website at www.gabelli.com or call 800-GABELLI (800-422-3554). Shareholders should be aware that a portion of the distribution may represent a non-taxable return of capital. Distributions of capital reduce the cost basis of your shares if you hold them in a taxable account. The distributions should not be confused with the yield or total return of the Fund.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA	Bruce N. Alpert
Chairman and	President
Chief Executive Officer,
GAMCO Investors, Inc.	Andrea R. Mango
Secretary
Anthony J. Colavita
President,	Agnes Mullady
Anthony J. Colavita, P.C.	Treasurer

Vincent D. Enright	Richard J. Walz
Former Senior Vice President and	Chief Compliance Officer
Chief Financial Officer,
KeySpan Corp.	DISTRIBUTOR

Mary E. Hauck	G.distributors, LLC
Former Senior Portfolio Manager, Gabelli-O’Connor Fixed Income Mutual Fund Management Co.	CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT State Street Bank and Trust Company

Kuni Nakamura
President,	LEGAL COUNSEL
Advanced Polymer, Inc.
Skadden, Arps, Slate, Meagher &
Werner J. Roeder, MD	Flom LLP
Medical Director,
Lawrence Hospital

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q314QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/18/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/18/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/18/2014

* Print the name and title of each signing officer under his or her signature.